Supplemental Oil and Gas Disclosures (Tables)	12 Months Ended
Jun. 30, 2012
Results of Operations for Oil and Gas Activities	Results of Operations for Oil and Gas Activities

Year Ended June 30,	2011

Revenues	$5,958
Production Expenses	(2,603)
DD&A	(1,195)
Income Tax Expense	(864)

Income from operations	$1,296

Oil and Gas Producing Activity

All of the Company’s Oil and Gas producing activity is located in the United States.

Proved Oil reserves (MBbls)

Proved reserves at July 1, 2010	280
Production	(37)
Purchase of reserves	16
Revisions of previous estimates	15

Proved reserves at June 30, 2011	274

Proved Developed Oil Reserves (MBbls)
At June 30, 2011	167

Proved Gas reserves (MMcf)

Proved reserves at July 1, 2010	4,064
Production	(543)
Purchase of reserves	61
Revisions of previous estimates	(20)

Proved reserves at June 30, 2011	3,562

Proved Developed Gas Reserves (MMcfs)
At June 30, 2011	3,562

Standardized Measure of Discounted Future Net Cash Flows

The standardized measure of discounted future net cash flows is not intended to present the fair market value of our reserves.

Standardized Measure of Discounted Future Net Cash Flows

For the year ended June 30, 2011
Future cash inflows	$37,970
Future production costs	(17,058)
Future development costs	(1,127)
Future income tax expense	(8,374)

Future net cash flows (undiscounted)	11,411
Annual discount of 10%	(4,959)

Standardized measure of future net cash flows	$6,452

Principal Sources of Change in Standardized Measure of Discounted Future Cash Flows

Principal sources of Change in the Standardized Measure of Discounted Future Cash Flows

2011
Standardized measure, begin of period	$7,359
Net change in prices and production costs	889
Acquisitions and discoveries	1,501
Sale of oil and gas produced	(5,323)
Revision of previous quantity estimates	1,032
Changes in income tax	760
Change in production, timing and other	234

Standardized measure, end of period	$6,452